OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
OTHER CURRENT LIABILITIES
Excise and cannabis tax	$ 3,912	$ 5,780	$ 2,903
Third party brand distribution accrual	269	584	80
Insurance and professional accrual	820	746	576
Other	11	1,750	797
Total accrued liabilities	$ 5,012	$ 8,860	$ 4,356